Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	The following table reconciles the Hong Kong statutory income tax rate to the Group’s effective tax rate for the years ended June 30, 2026, 2025 and 2024:

	For the year ended June 30, 2026	For the year ended June 30, 2025	For the year ended June 30, 2024
Statutory tax rate	16.5%	16.5%	16.5%
Effect of rate differential in other jurisdictions	(16.1)%	(16.5)%	(16.5)%
Change in valuation allowance	(0.4)%	-%	-%
Effective tax rate	0.0%	0.0%	0.0%

Schedule of Deferred Tax Assets

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of June 30, 2026 and 2025:

	June 30, 2026	June 30, 2025
Deferred tax assets:
Net operating loss carryforward	$43,848	$—
Valuation allowance	(43,848)	—
Net deferred tax assets	—	—

Schedule of Movement of Valuation Allowance	Movement of valuation allowance:
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
At the beginning of the year	$—	$—
Current addition	43,848	—
At the end of the year	$43,848	$—